Capital Structure (Details) (USD $)	0 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended
	Mar. 17, 2014	Aug. 27, 2010 item	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 15, 2014 item	Mar. 31, 2012	Mar. 31, 2013	Nov. 03, 2014	Nov. 02, 2014
Capital Structure
Number of original investors who held ownership interest in the entity		5
Number of additional ADSs from certain selling shareholders	171,000
Total consideration for shares issued to investors				$ 91,920,000	$ 66,022,797
Stock based compensation			36,790,447	12,456,263	7,596,949
Shares issued as a result of exercises of share options by employees			1,883,977	1,905,026	146,316
Notes
Capital Structure
Aggregate principal amount of convertible notes	632,500,000
Interest rate (as a percent)	1.50%		1.50%
Initial public offering
Capital Structure
Number of shares issued to investors	2,280,000
Initial public offering | Notes
Capital Structure
Aggregate principal amount of convertible notes	550,000,000
Follow-on offering | Notes
Capital Structure
Aggregate principal amount of convertible notes	82,500,000
2012 Plan
Capital Structure
Maximum aggregate number of shares							9,000,000
Series A and Series B Preferred Shares investors
Capital Structure
Aggregate amount of loan agreements entered into with preferred shares investors			843,940	1,200,559
Class A ordinary shares
Capital Structure
Outstanding ordinary shares			98,028,314	95,155,614
Number of votes entitled per share						1
Proceeds from issuance of ordinary shares upon vesting of shares awards			988,723	476,065	0
Class A ordinary shares | Initial public offering
Capital Structure
Number of shares issued to investors							22,009,200
Total consideration for shares issued to investors							66,022,797
Direct costs of equity issuance							3,332,962
Class A ordinary shares | Follow-on offering
Capital Structure
Number of shares issued to investors								8,000,000
Direct costs of equity issuance								1,571,688
Gross proceeds received on share issuance								$ 91,920,000
Class B ordinary shares
Capital Structure
Outstanding ordinary shares			16,510,358	16,510,358
Number of votes entitled per share						10
Series A Preferred Shares | Initial public offering
Capital Structure
Shares converted							20,212,500
Series B Preferred Shares | Initial public offering
Capital Structure
Shares converted							12,682,206
ADS
Capital Structure
Public offering price (per ADS)	143.74
ADS ratio to ordinary shares									5	0.20
ADS | Notes
Capital Structure
ADS ratio to ordinary shares	2
ADS | Initial public offering
Capital Structure
Number of shares issued to investors	1,140,000